LOANS PAYABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 4,010	$ 10,218
Equipment [Member]
Disclosure of detailed information about borrowings [line items]
Net book value of equipment pledged as security	$ 12,300	$ 9,200
Financing arrangements [Member]
Disclosure of detailed information about borrowings [line items]
Terms	1 year to 4 years
Weighted-average interest rate	7.80%
Financing arrangements [Member] | Software licenses [member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 1,086
Financing arrangements [Member] | Equipment [Member]
Disclosure of detailed information about borrowings [line items]
Net proceeds from software and equipment financing	$ 13,142